Offerings - Offering: 1	Feb. 14, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 500,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,550
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” included as Exhibit 107 to the Company’s Registration Statement on Form
S-3
(File No.
333-284933
) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.